Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series D [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock Warrant [Member]	Redeemable Convertible Preferred Stock [Member] Series D [Member]	Common Stock [Member]	Common Stock [Member] Subject to Vesting [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2011	$ (8,627)					$ 4		$ 66		$ (8,697)
Beginning balance, shares at Dec. 31, 2011						36,720,000
Temporary equity, Beginning balance at Dec. 31, 2011			$ 23,425
Temporary equity, Beginning balance, shares at Dec. 31, 2011			110,354,028
Issuance of common stock upon exercise of stock options	$ 4							4
Issuance of common stock upon exercise of stock options, shares	137,000					136,749
Stock-based compensation expense	$ 132							132
Net income (loss)	(4,216)									(4,216)
Ending balance at Dec. 31, 2012	(12,707)					$ 4		202		(12,913)
Ending balance, shares at Dec. 31, 2012						36,856,749
Temporary equity, Ending balance at Dec. 31, 2012			$ 23,425
Temporary equity, Ending balance, shares at Dec. 31, 2012			110,354,028
Issuance redeemable convertible preferred stock					$ 42,811
Issuance of common stock upon public offering, net of offering costs, shares					29,149,887
Issuance of common stock upon exercise of stock options	$ 205							205
Issuance of common stock upon exercise of stock options, shares	3,283,000					3,283,410
Stock-based compensation expense	$ 620							620
Excess tax benefit from stock-based compensation	38							38
Net income (loss)	(51,622)									(51,622)
Ending balance at Dec. 31, 2013	(63,466)					$ 4		1,065		(64,535)
Ending balance, shares at Dec. 31, 2013						40,140,159
Temporary equity, Ending balance at Dec. 31, 2013	$ 66,236	$ 42,811	$ 66,236
Temporary equity, Ending balance, shares at Dec. 31, 2013	139,503,915	29,149,887	139,503,915
Issuance redeemable convertible preferred stock				$ 1,578
Issuance of common stock upon public offering, net of offering costs, shares				347,568
Issuance of common stock upon exercise of stock options	$ 97							97
Issuance of common stock upon exercise of stock options, shares	735,000					735,424
Stock-based compensation expense	$ 6,804							6,804
Excess tax benefit from stock-based compensation	13							13
Net income (loss)	131,777									131,777
Other comprehensive income	37								$ 37
Ending balance at Dec. 31, 2014	75,262					$ 4		7,979	37	67,242
Ending balance, shares at Dec. 31, 2014						40,875,583
Temporary equity, Ending balance at Dec. 31, 2014	$ 67,814	$ 42,811	$ 67,814
Temporary equity, Ending balance, shares at Dec. 31, 2014	139,851,483	29,149,887	139,851,483
Issuance of common stock upon public offering, net of offering costs	$ 415,759					$ 2		415,757
Issuance of common stock upon public offering, net of offering costs, shares						22,387,500
Issuance of redeemable convertible preferred stock upon net exercise of redeemable convertible preferred stock warrants	0		$ 0			$ 0		0	0	0
Issuance of redeemable convertible preferred stock upon net exercise of redeemable convertible preferred stock warrants, shares			1,485,583
Conversion of redeemable convertible preferred stock to common stock upon public offering	67,814		$ (67,814)			$ 15		67,799
Conversion of redeemable convertible preferred stock to common stock upon public offering, shares			(141,337,066)			141,337,066
Reclassification of redeemable convertible preferred stock warrant liability into additional paid in capital upon initial public offering	72,452							72,452
Issuance of common stock upon exercise of stock options	$ 940							940
Issuance of common stock upon exercise of stock options, shares	1,215,000					1,215,200
Issuance of common stock in connection with acquisition	$ 13,317							13,317
Issuance of common stock in connection with acquisition, shares						1,059,688	308,216
Stock-based compensation expense	26,079							26,079
Net income (loss)	111,512									111,512
Other comprehensive income	1,037								1,037
Ending balance at Sep. 30, 2015	784,172					$ 21		$ 604,323	$ 1,074	$ 178,754
Ending balance, shares at Sep. 30, 2015						207,183,253
Temporary equity, Ending balance at Sep. 30, 2015	$ 0
Temporary equity, Ending balance, shares at Sep. 30, 2015	0